Deferred Taxation	12 Months Ended
Dec. 31, 2017
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Deferred Taxation
30	DEFERRED TAXATION

Deferred taxation is calculated on temporary differences under the liability method using a principal tax rate of 25%.

The movements in the deferred taxation account are as follows:

	Year Ended December 31,
	2017	2016	2015
	RMB	RMB	RMB
At beginning of the year	(6,720)	(3,807)	905
Transfer to profit and loss (Note 12)	(7,539)	(3,994)	(3,272)
Credit to other comprehensive income	195	1,081	(1,449)
Acquisition of subsidiaries	—	—	9

At end of the year	(14,064)	(6,720)	(3,807)

Deferred tax balances before offset are attributable to the following items:

	December 31, 2017	December 31, 2016
	RMB	RMB
Deferred tax assets:
Receivables and inventories	10,387	7,786
Tax losses	27,911	30,438
Impairment of long-term assets	9,712	7,551
Other	7,613	7,184

Total deferred tax assets	55,623	52,959

Deferred tax liabilities:
Accelerated tax depreciation	27,539	32,639
Other	14,020	13,600

Total deferred tax liabilities	41,559	46,239

Net deferred tax assets	14,064	6,720

Tax losses that can be carried forward to future years include deferred tax assets arising from the losses of the branches in the eastern region. The tax expenses of its branches in the eastern and western regions were paid in aggregate according to the requirements of the competent tax authority.

Deferred tax balances after offset are listed as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
Deferred tax assets	26,724	20,360
Deferred tax liabilities	12,660	13,640